Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
While it is the Company’s intention to continue the Plan indefinitely, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the Plan agreement. In the event of Plan termination, participants will become 100% vested in their accounts.